Revenue	12 Months Ended
Feb. 28, 2025
Revenue from Contract with Customer [Abstract]
Revenue

13 Revenue

	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 28, 2025
	S$	S$	S$	US$
Revenue
Agency	48,000	1,290,951	1,013,482	751,091

Related party	-	1,170,951	-	-
Third parties	48,000	120,000	1,013,482	751,091
	48,000	1,290,951	1,013,482	751,091

In the following table, revenue is disaggregated by the timing of revenue recognition.

	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 28, 2025
	S$	S$	S$	US$

Point in time	48,000	1,290,951	1,013,482	751,091
Overtime	-	-	-	-
	48,000	1,290,951	1,013,482	751,091

Geographic information

The summary of the Company’s total revenues by geographic market for the years ended February 29, 2024 and February 28, 2025 was as follows:

	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 28, 2025
	S$	S$	S$	US$

Singapore	48,000	415,005	32,897	24,380
Malaysia	-	325,946	980,585	726,712
Thailand	-	550,000	-	-
	48,000	1,290,951	1,013,482	751,091